CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Net sales	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000
Operating expenses:
Cost of products sold	6,171,618	513,170,000	435,035,000	480,475,000
Selling, general and administrative expenses	683,643	56,845,000	48,025,000	51,488,000
Research and development expenses	336,597	27,988,000	24,456,000	26,825,000
Costs and Expenses, Total	7,191,858	598,003,000	507,516,000	558,788,000
Operating income	1,088,719	90,527,000	78,513,000	52,015,000
Other income (expense):
Interest and dividend income	12,784	1,063,000	838,000	2,536,000
Interest expense	(4,390)	(365,000)	(702,000)	(1,403,000)
Foreign exchange loss, net	(110,607)	(9,197,000)	(2,958,000)	(3,683,000)
(Loss) gain on marketable securities, net	(2,862)	(238,000)	52,000	(1,305,000)
Other, net	(27,240)	(2,265,000)	(560,000)	(890,000)
Nonoperating Income (Expense), Total	(132,315)	(11,002,000)	(3,330,000)	(4,745,000)
Income from continuing operations before income taxes	956,404	79,525,000	75,183,000	47,270,000
Income taxes	(222,886)	(18,533,000)	(17,530,000)	(12,475,000)
Equity in net (loss) income of affiliated companies	72	6,000	(45,000)	(48,000)
Income from continuing operations	733,590	60,998,000	57,608,000	34,747,000
Loss on discontinued operations	(42,165)	(3,506,000)	(1,457,000)	(3,512,000)
Consolidated net income	691,425	57,492,000	56,151,000	31,235,000
Less: Net income attributable to noncontrolling interests	(62,044)	(5,159,000)	(4,190,000)	(2,882,000)
Net income attributable to Nidec Corporation	629,381	52,333,000	51,961,000	28,353,000
Earning per share-basic
Income from continuing operations attributable to Nidec Corporation	$ 4.71	¥ 391.94	¥ 380.43	¥ 215.10
Loss on discontinued operations attributable to Nidec Corporation	$ (0.19)	¥ (16.03)	¥ (7.39)	¥ (17.68)
Net income attributable to Nidec Corporation	$ 4.52	¥ 375.91	¥ 373.04	¥ 197.42
Earning per share-diluted
Income from continuing operations attributable to Nidec Corporation	$ 4.55	¥ 378.27	¥ 380.43	¥ 211.53
Loss on discontinued operations attributable to Nidec Corporation	$ (0.19)	¥ (15.47)	¥ (7.39)	¥ (17.41)
Net income attributable to Nidec Corporation	$ 4.36	¥ 362.80	¥ 373.04	¥ 194.12
Cash dividends paid	$ 0.96	¥ 80.00	¥ 55.00	¥ 60.00
Net income attributable to Nidec Corporation
Income from continuing operations attributable to Nidec Corporation	656,212	54,564,000	52,990,000	30,891,000
Loss on discontinued operations attributable to Nidec Corporation	(26,831)	(2,231,000)	(1,029,000)	(2,538,000)
Net income attributable to Nidec Corporation	$ 629,381	¥ 52,333,000	¥ 51,961,000	¥ 28,353,000